ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)
Accounts payable	$ 1,095,599	$ 1,444,213	$ 737,850
Accrued officers compensation	1,062,848	851,300	813,050
Accrued royalties	1,096,989	792,295	295,042
Other	0	1,965	6,621
Accounts payable	$ 3,255,436	$ 3,089,773	$ 1,852,563